Bank Overdraft Facility - Schedule of Bank Overdraft Facility (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank Overdraft Facility [Line Items]
Bank overdraft	$ 10,069,783	$ 7,994,906	$ 6,018,926
OD1 [Member]
Schedule of Bank Overdraft Facility [Line Items]
Bank overdraft		4,486,181	4,756,389
OD2 [Member]
Schedule of Bank Overdraft Facility [Line Items]
Bank overdraft		$ 3,508,725	$ 1,262,537